Exempt Party-In-Interest Transactions (Details) - EBP, 401(K) Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative fees	$ 458,879
Investments, at fair value	868,349,829	$ 784,626,615
Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	198,071,076	216,879,923
Dvidend income on investment	2,755,877
Increase (decrease) from realized gain (loss) on investment	(155,681)
Employer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 196,071,461	$ 214,691,766
Number of shares	1,097,886	1,159,368